UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.

(exact name of registrant as specified in charter)

1636 Logan Street Denver, Colorado 80203 (address of principal executive offices)	(zip code)

Registrants telephone number, including area code (303) 626-0600 Date of Fiscal Year End: July 31 Date of reporting period: April 30, 2019

American Growth Fund, Inc. 1636 Logan Street Denver, CO 80203

(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
April 30, 2019
(unaudited)

			Market
Common Stocks 88.15%		Shares	Value

Drug Manufacturers 25.68%

GW Pharmaceuticals Plc*		520	88,041
CV Sciences Inc.*		11,260	59,340
Merck & Company Inc. (new)		640	50,375
AbbVie Inc.		420	33,344
Bausch Health Companies Inc.*		935	21,589
Medical Marijuana Inc.*		34,720	1,802
EVIO Inc.*		1,221	469
		-	----------------------
			254,960

Biotechnologies 8.96%

Cara Therapeutics Inc.*		2,265	43,216
Corbus Pharmaceutical Holdings*		4,030	28,774
Emerald Bioscience Inc - Ordinary*		21,255	14,241
GB Sciences*		17,260	2,796
	-	----------------------
			89,027

Real Estate Services 8.57%

Innovative Industrial Properties, Inc.		1,000	85,140
	-	----------------------
			85,140

Medical Devices 7.06%

Abbot Laboratories		740	58,875
Canna Bix Technologies, Inc.*		12,890	11,214
	-	----------------------
			70,089

Application Software 6.81%

Microsoft Corporation		510	66,606

MassRoot Inc.*			15,110	997
		-	----------------------
			67,603

Agriculture 5.39%

Scotts Miracle-Gro Company (The)			630	53,563
		-	----------------------
			53,563

Industrial Products 4.64%

Vestas Wind Systems A/S ASRL			1,525	46,040
		-	----------------------
			46,040

Packaging and Containers	4.14%

KushCo Holdings Inc.*			7,670	41,111
		-	----------------------
			41,111

Beverages - Alcoholic	2.66%

Constellation Beands Inc.			125	26,459
		-	----------------------
			26,459

Consumer Packaging Goods	2.54%

Lexaria Bioscience Corp.*			17,390	17,738
Charlottes Web Holdings*			390	7,508
		-	----------------------
			25,246

Publishing 2.03%

Freedom Leaf Inc.*			104,840	20,129
		-	----------------------
			20,129

ETF 1.98%

ETFMG Alternative Harvest			550	19,613
		-	----------------------
			19,613

Retail - Apparel & Specialty 1.85%

Leafbuyer Technologies Inc.*			13,400	13,802
Aerogrow Intl Inc.*			3,100	4,526
		-	----------------------
			18,328

Medical Diagnostics & Research 1.27%

Cannabis Science Inc.*		347,210	12,638
	-	----------------------
		12,638

Business Services 1.22%

Canna Grow Holdings, Inc.*		8,260	4,915
Americann Inc.*		2,875	3,694
Medicine Man Technologies Inc.*		1,000		3,550
	-	----------------------
		12,159

Online Media 0.81%

ChineseInvestors.com Inc.*		17,210	8,003
	-	----------------------
		8,003

Conglomerates 0.61%

MTech Acquisition Corp.*		500	5,082
Axim Biotechnologies Inc.*		820	1,025
	-	----------------------
		6,107

Personal Services 0.50%

Cannabis Sativa Inc.*		2,300	4,922
	-	----------------------
		4,922

Computer Hardware 0.36%

Generation Alpha Inc*		13,930	3,622
	-	----------------------
		3,622

Industrial Distribution 0.35%

GrowGeneration Corp.*		1,300	3,497
	-	----------------------
		3,497

Tobacco 0.27%

MCIG Inc.*		33,960	2,632
	-	----------------------
		2,632

Farm and Constuction Equipment		0.25%

Surna Inc.*		45,880	2,468

	-	----------------------
		2,468

Forest Products 0.15%

Sugarmade Inc.*		42,860	1,517
	-	----------------------
		1,517

Consulting & Outsourcing 0.05%

Blue Line Protection Group*		313,020	501
	-	----------------------
		501

Total Value Common Stocks (cost 698,165)	88.15%		875,374

Cash and Recevable, less liabilities	11.85%		117,649
-	----------------------

Total Net Assets	100.00%		993,023
	=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities			316,984
Gross Unrealized depreciation on investment securities			(137,775)
		-	------------
Net Unrealized depreciation on investment securities			179,209

Cost of investment securities for federal income tax
purposes			696,165

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$875,374	$0	$0	$875,374

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
June 4, 2019